Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as found in the Accounting Standards Codification (“ASC”), the Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Reverse Stock Split

On July 1, 2021, the Company effected a reverse split of shares of the Company’s common stock at a ratio of 1-for-20.5 pursuant to an amendment to the amended and restated certificate of incorporation approved by the Company’s board of directors and stockholders. The par value was not adjusted as a result of the reverse split. All issued and outstanding common stock share and per share amounts contained in the financial statements have been retroactively adjusted to reflect this reverse split for all periods presented, and the conversion ratio of the preferred stock was adjusted accordingly.

Use of Estimates

The Company’s financial statements are prepared in accordance with GAAP. The preparation of the Company’s financial statements requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities, and expenses and disclosure of contingent assets and liabilities in the financial statements and accompanying notes. On an ongoing basis, management evaluates these estimates and judgments, including those related to accrued research and development expenses, stock-based compensation, and the estimated fair values of equity instruments. Management evaluates its estimates on an ongoing basis. The Company bases its estimates on various assumptions that it believes are reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. On an ongoing basis, management evaluates these estimates and judgments, including those related to useful lives of long-lived assets, accrued research and development expenses and estimated fair values of equity instruments. The Company bases its estimates on various assumptions that it believes are reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company and the Company’s chief operating decision maker view the Company’s operations and manage its business in one operating segment, which is the business of developing and commercializing pharmaceuticals. The Company operates in only one segment.

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company and the Company’s chief operating decision maker view the Company’s operations and manage its business in one operating segment, which is the business of developing and commercializing pharmaceuticals. The Company operates in only one segment.

Cash

The Company deposits its cash with reputable financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”). This cash is held in checking and savings accounts. At times, deposits held may exceed the amount of insurance provided by the FDIC. The Company has not experienced any losses in its cash and believes they are not exposed to any significant credit risk.

The Company places its cash with reputable financial institutions that are insured by the Federal Deposit Insurance Corporation, or FDIC. At times, deposits held may exceed the amount of insurance provided by the FDIC. The Company has not experienced any losses in its cash and believes they are not exposed to any significant credit risk.

Fair Value Measurement

The Company uses a three-tier fair value hierarchy to prioritize the inputs used in the Company’s fair value measurements. These tiers include Level 1, defined as observable inputs such as quoted prices in active markets for identical assets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company believes the carrying amount of cash, accounts payable, accrued expenses and debt approximate their estimated fair values due to the short-term maturities of these financial instruments.

The Company uses a three-tier fair value hierarchy to prioritize the inputs used in the Company’s fair value measurements. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company believes the carrying amount of cash, accounts payable, accrued expenses and debt approximate their estimated fair values due to the short-term maturities of these financial instruments.

Fixed Assets

Fixed assets consist of furniture and fixtures and computer equipment. Fixed assets are stated at cost less accumulated depreciation and amortization. Additions, improvements, and major renewals are capitalized. Maintenance, repairs, and minor renewals are expensed as incurred. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, which is primarily three years. Depreciation and amortization expense for the nine months ended September 30, 2021 and 2020 were $0 and $322, respectively.

Fixed assets consist of furniture and fixtures and computer equipment. Fixed assets are stated at cost less accumulated depreciation and amortization. Additions, improvements, and major renewals are capitalized. Maintenance, repairs, and minor renewals are expensed as incurred. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, which is primarily three years. Depreciation and amortization expense for the years ended December 31, 2019 and 2020 was $1,355 and $322, respectively

Patent Costs

Patent costs related to obtaining and maintaining patent protection in both the United States and other countries are expensed as incurred. Patents costs are classified as general and administrative expenses.

Patent costs related to obtaining and maintaining patent protection in both the United States and other countries are expensed as incurred. The amounts expensed in the years ended December 31, 2019 and 2020 were $74,920 and $32,411, respectively.

Research and Development

Research and development costs consist of expenses incurred in connection with the development of the Company’s product candidates. Such expenses include expenses incurred under agreements with contract research organizations, manufacturing and supply scale-up expenses and the cost of acquiring and manufacturing preclinical and clinical trial supply, outsourced laboratory services, including materials and supplies used to support the Company’s research and development activities, and payments made for license fees and milestones that have not been demonstrated to have commercial value. Such costs are expensed in the periods in which they are incurred. Upfront payments and milestone payments for licensed technology are expensed as research and development as incurred or when the milestone is achieved or is determined to be probable of being achieved. Advanced payments for goods or services to be received in the future for research and development activities are recorded as prepaid expenses and expensed as the related goods are received or services are performed.

Research and development costs consist of expenses incurred in connection with the development of the Company’s product candidates. Such expenses include expenses incurred under agreements with contract research organizations, manufacturing and supply scale-up expenses and the cost of acquiring and manufacturing preclinical and clinical trial supply, outsourced laboratory services, including materials and supplies used to support the Company’s research and development activities, and payments made for license fees and milestones that have not been demonstrated to have commercial value. Such expenses are expensed as incurred. The amounts expensed in the years ended December 31, 2019 and 2020 were $2,623,280 and $1,607,819, respectively.

Income Taxes

From inception until March 24, 2021, the Company operated as a limited liability company taxed as a partnership. Therefore, any income tax liability or benefit through that date accrued to the Company’s members. Since March 24, 2021, the Company has operated as a C-Corporation and accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence. The Company records the difference between the benefit recognized and measured pursuant to the accounting guidance on accounting for uncertain tax positions taken or expected to be taken on the Company’s tax return. The Company records uncertain tax positions on the basis of a two-step process whereby (1) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The liabilities are adjusted in light of changing facts and circumstances, such as the outcome of tax audits. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. There are no uncertain tax positions.

Through March 24, 2021, the Company operated as a limited liability company taxed as a partnership. Therefore, any income tax liability or benefit through that date accrued to the members.
Net Loss Per Common Unit/Share

On March 24, 2021, the Company converted from an LLC to a C-corporation. Upon the conversion, each outstanding common unit and preferred unit was converted into one share of common stock and preferred stock, respectively. Common units had similar rights and characteristics of common stock issued upon the conversion. In calculating net loss per share, the Company retrospectively applied the effects of the conversion to the number of common units outstanding prior to the conversion. Net loss per share for periods prior to the conversion to a C-corporation refers to net loss per common unit.

Basic net loss per unit/share is calculated by dividing net loss attributable to common unitholders or shareholders by the weighted-average number of units or shares outstanding during the period, without consideration of common unit or share equivalents. Diluted net loss per unit or share is calculated by adjusting weighted-average shares outstanding for the dilutive effect of common unit or share equivalents outstanding for the period. For purposes of the diluted net loss per unit or share calculation, preferred units or shares, profit interests, and warrants to purchase preferred units or shares are considered to be common unit or share equivalents but are excluded from the calculation of diluted net loss per common unit or share if their effect would be anti-dilutive.

As the Company has reported a net loss for the periods presented, diluted net loss per common unit or share is the same as the basic net loss per common unit or share for the periods presented.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Net loss	$(1,712,920)	$(597,395)	$(5,349,621)	$(2,840,217)
Deemed dividend upon redemption of 5,221,156 shares of Series 1c convertible preferred stock	$269,038	$-	$269,038	$-
Deemed dividend upon amendment of the terms to the Series 1d convertible preferred stock	$2,293,199	$-	$2,293,199	$-

Net loss attributable to common stockholders	$(4,275,157)	$(597,395)	$(7,911,858)	$(2,840,217)

Basic and diluted net loss per common unit/share	$(0.86)	$(0.31)	$(2.69)	$(1.49)
Weighted-average basic and diluted common units/shares	4,980,306	1,911,009	2,945,351	1,911,009

The common unit or share equivalents that are not included in the calculation of diluted net loss per common unit or share but could potentially dilute basic earnings per share in the future are as follows:

	As of
	September 30, 2021	September 30, 2020

Series 1 Preferred Units/Shares	-	336,882
Series 1a Preferred Units/Shares	-	244,811
Series 1a Preferred Warrant	-	69,212
Series 1b Preferred Units/Shares	-	317,058
Series 1c Preferred Units/Shares	-	2,270,866
Series 1d Preferred Units/Shares	-	-
Class B Common Units Profits Interests	-	365,245
Common Stock Options	523,199	-
Common Stock Warrants	3,091,657	-
Total potentially dilutive securities	3,614,856	3,604,074

Basic net loss per unit is calculated by dividing net loss attributable to common unitholders by the weighted-average units outstanding during the period, without consideration of common unit equivalents. Diluted net loss per unit is calculated by adjusting weighted-average shares outstanding for the dilutive effect of common unit equivalents outstanding for the period. For purposes of the diluted net loss per unit calculation, preferred units, profit interests, and warrants to purchase preferred units are considered to be common unit equivalents but are excluded from the calculation of diluted net loss per common unit if their effect would be anti-dilutive.

The common unit equivalents that are not included in the calculation of diluted net loss per common unit but could potentially dilute basic earnings per share in the future are as follows:

	December 31,
	2019	2020
Numerator:
Net loss	$(4,721,356)	$(3,236,530)

Denominator:
Weighted-average basic and diluted common units	1,911,009	1,911,009

Basic and diluted net loss per common unit	$(2.47)	$(1.69)

	December 31,
	2019	2020
Series 1 Preferred 1 Preferred Units	336,882	336,882
Series 1a Preferred Units	243,897	244,811
Series 1a Preferred Warrant Units	70,126	69,212
Series 1b Preferred Units	317,058	317,058
Series 1c Preferred Units	2,183,758	2,270,866
Class B Common Units Profits Interests	359,676	365,245
Total potentially dilutive securities	3,511,397	3,604,074

Recently Adopted Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Account Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. ASU 2019-12 also improves the consistent application, and the simplification, of other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. Adoption of this new guidance on January 1, 2021 did not have an impact on the Company’s financial position and results of operations.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in an Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). ASU 2020-06 eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, ASU 2020-06 modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted earnings per share computation. The amendments in ASU 2020-06 are effective for smaller reporting companies as defined by the U.S. Securities and Exchange Commission (“SEC”) for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but not earlier than fiscal years beginning after December 15, 2020. Adoption of this new guidance on January 1, 2021 did not have an impact on the Company’s financial position and results of operations.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASC 842”), which supersedes all existing lease guidance. This guidance offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. The new standard requires lessees to recognize an operating lease with a term greater than one year on their balance sheets as a right-of-use asset and corresponding lease liability, measured at the present value of the lease payments. Lessees are required to classify leases as either finance or operating leases. If the lease is effectively a financed-purchase by the lessee, it is classified as a financing lease, otherwise, it is classified as an operating lease. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. ASC 842 provides accounting guidance for transactions that meet specific criteria for a leaseback transaction. If the criteria are not met, the transaction is considered a “failed sale” and the transaction must be accounted for as a financing arrangement. The new standard was effective for the Company as of January 1, 2019. Upon adoption, lessees must apply a modified retrospective transition approach for leases existing at, or entered after, the beginning of the earliest comparative period presented in the financial statements. Adoption of this new guidance did not have an impact on the Company’s financial position and results of operations.

In July 2017, the FASB issued authoritative guidance changing the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features, whereby a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock, and also clarifying existing disclosure requirements for equity-classified instruments. This guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company adopted this guidance with no material impact on its financial statements or disclosures.

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. ASU 2019-12 also improves the consistent application, and the simplification, of other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential impact that this standard may have on its financial statements and related disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in an Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). ASU 2020-06 eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, ASU 2020-06 modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted earnings per share computation. The amendments in ASU 2020-06 are effective for smaller reporting companies as defined by the SEC for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but not earlier than fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of ASU 2020-06 on its financial statements

Deferred Financing Costs

The Company capitalizes certain legal, accounting, and other fees and costs that are directly attributable to in-process equity financings as deferred offering costs until such financings are completed. Upon the completion of an equity financing, these costs are recorded as a reduction of additional paid-in capital of the related offering. Upon the completion of the IPO in August 2021, approximately $2.6 million of offering costs related to the IPO were reclassified to additional paid-in capital. The Company had no deferred financing costs as of September 30, 2021.

Stock-Based Compensation

In March 2021, the Company’s board of directors and shareholders approved the 2021 Omnibus Equity Incentive Plan (“the 2021 Plan”). For stock options granted under the 2021 Plan, the Company measures and recognizes compensation expense for all stock-based awards made to employees, directors, and non-employees, based on estimated fair values recognized using the straight-line method over the requisite service period. The fair value of options to purchase common stock granted to employees is estimated on the grant date using the Black-Scholes valuation model. The calculation of stock-based compensation expense requires that the Company make certain assumptions and judgments about variables used in the Black-Scholes model, including the expected term of the stock-based award, expected volatility of the underlying common stock, dividend yield, and the risk-free interest rate. Forfeitures are accounted for in the period they occur. Refer to Note 7- Equity Incentive Plan for further discussion.